REVENUES (Tables)	12 Months Ended
Dec. 31, 2025
REVENUES
Schedule of revenues

	2025	2024	2023
	$’000	$’000	$’000
Crypto currency mining – worldwide	15,521	47,017	50,558
Total revenue	15,521	47,017	50,558